Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes	$ 9,196	$ 9,216	$ 29,534	$ 23,577